29 Related party transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related party transactions
29	Related party transactions

Details of Directors’ remuneration are given in the Company’s Annual Report on Form 20-F for the year ended 31 December 2020 and note 6.

Trading Transactions

The Directors consider BioConnection BV to be a related party by virtue of the fact that there is a common Director with the Company. 2019 was the first year where this relationship existed.

During the year Group companies entered into the following transactions with related parties who are not members of the Group.

	Purchase of good			Amounts owed by related parties
	2020 €’000	2019 €’000	2018 €’000	2020 €’000	2019 €£’000	2018 €’000

BioConnection BV	296	18	–	–	8	–

During 2019 Midatech Pharma (Espana) SL entered into a commercial contract with BioConnection BV in connection with the Group’s MTD201 program, this contract was subsequently terminated in 2020 as a result of the termination of the program.

The Group has not made any allowances for bad or doubtful debts in respect of related party debtors nor has any guarantee been given or received during 2020,2019 or 18 regarding related party transactions.